Inventories (Information) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Classes of inventories [Line Items]
Cost of goods sold (Note 4)	$ 17,602	$ 17,486
Inventories	6,977	6,148
Cost Of Inventories Recognised as Expense	17,408	17,284
Retail [Member]
Classes of inventories [Line Items]
Cost of goods sold (Note 4)	13,017	13,211
Inventories	5,353	4,817
Potash [Member]
Classes of inventories [Line Items]
Cost of goods sold (Note 4)	1,581	1,448
Inventories	477	433
Nitrogen [Member]
Classes of inventories [Line Items]
Cost of goods sold (Note 4)	2,580	2,374
Inventories	554	458
Phosphate [Member]
Classes of inventories [Line Items]
Cost of goods sold (Note 4)	1,590	1,510
Inventories	560	420
Corporate and Others Segment [Member]
Classes of inventories [Line Items]
Cost of goods sold (Note 4)	220	170
Inventories	33	20
Eliminations [Member]
Classes of inventories [Line Items]
Cost of goods sold (Note 4)	$ (1,386)	$ (1,227)